UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                02/10/2012
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 59

Form 13F Information Value Total (thousands):      $68,706

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                                   TITLE OF                VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                       -----      -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                                 COM     88579y101     1332       16300   SH            Sole               16300
Abbott Laboratories                   COM     002824100      337        6000   SH            Sole                6000
Accuray Inc                           COM     004397105      206       48650   SH            Sole               48650
Air Prods & Chems Inc                 COM     009158106     1614       18950   SH            Sole               18950
Albany Intl Corp Cl A                 COM     012348108     1947       84210   SH            Sole               84210
Apache Corp                           COM     037411105      362        4000   SH            Sole                4000
Autodesk Inc                          COM     052769106      682       22500   SH            Sole               22500
Bard C R Inc                          COM     067383109      940       11000   SH            Sole               11000
Barrick Gold Corp                     COM     067901108      638       14100   SH            Sole               14100
Becton Dickinson & Co                 COM     075887109     3325       44495   SH            Sole               44495
Brookfield Asset Mgmt Inc Cl A        COM     112585104     1425       51850   SH            Sole               51850
Canadian National Railway Co          COM     136375102      216        2750   SH            Sole                2750
Cenovus Energy Inc                    COM     15135u109      432       13000   SH            Sole               13000
Core Laboratories NV                  COM     n22717107      345        3030   SH            Sole                3030
Corning Inc                           COM     219350105     1147       88400   SH            Sole               88400
Covance Inc                           COM     222816100      854       18670   SH            Sole               18670
Danaher Corp                          COM     235851102     1785       37950   SH            Sole               37950
DENTSPLY Intl Inc                     COM     249030107      903       25820   SH            Sole               25820
Devon Energy Corp                     COM     25179m103     1348       21735   SH            Sole               21735
Du Pont E I De Nemours & Co           COM     263534109     1373       30000   SH            Sole               30000
Ecolab Inc                            COM     278865100     3624       62687   SH            Sole               62687
Emerson Electric Co                   COM     291011104     2395       51410   SH            Sole               51410
EQT Corporation                       COM     26884l109      303        5525   SH            Sole                5525
Exxon Mobil Corp                      COM     30231g102     1001       11816   SH            Sole               11816
FirstEnergy Corp                      COM     337932107      997       22500   SH            Sole               22500
General Electric Co                   COM     369604103      358       20000   SH            Sole               20000
IDEX Corp                             COM     45167r104      978       26350   SH            Sole               26350
IHS Inc Cl A                          COM     451734107     1405       16310   SH            Sole               16310
ITT Educational Services Inc          COM     45068b109      556        9770   SH            Sole                9770
Johnson & Johnson                     COM     478160104      820       12500   SH            Sole               12500
Kinder Morgan Energy Partners         COM     494550106      276        3250   SH            Sole                3250
Laboratory Corp America Holdin        COM     50540r409     1645       19140   SH            Sole               19140
Life Technologies Corp                COM     53217v109      792       20350   SH            Sole               20350
McDonalds Corp                        COM     580135101      251        2500   SH            Sole                2500
Minerals Technologies Inc             COM     603158106     1922       34000   SH            Sole               34000
Monotype Imaging Holdings Inc         COM     61022p100     1254       80450   SH            Sole               80450
Monsanto Co                           COM     61166w101      934       13325   SH            Sole               13325
Newmont Mining Corp                   COM     651639106      420        7000   SH            Sole                7000
Oneok Inc                             COM     682680103      238        2750   SH            Sole                2750
Pall Corp                             COM     696429307     2525       44175   SH            Sole               44175
Parametric Technology Corp            COM     699173209      310       16990   SH            Sole               16990
Patterson Companies Inc               COM     703395103     1488       50400   SH            Sole               50400
Paychex Inc                           COM     704326107     2626       87200   SH            Sole               87200
PerkinElmer Inc                       COM     714046109      817       40850   SH            Sole               40850
Praxair Inc                           COM     74005p104     1278       11950   SH            Sole               11950
Procter & Gamble Co                   COM     742718109     1201       18000   SH            Sole               18000
ProShares Trust UltraShort S&P        ETF     74347r883      195       10100   SH            Sole               10100
Roper Industries Inc                  COM     776696106     1711       19700   SH            Sole               19700
Schlumberger Ltd                      COM     806857108     1844       27000   SH            Sole               27000
Sherwin Williams Co                   COM     824348106      843        9440   SH            Sole                9440
Sigma Aldrich Corp                    COM     826552101     2472       39570   SH            Sole               39570
Sonoco Prods Co                       COM     835495102     1467       44500   SH            Sole               44500
Teleflex Inc                          COM     879369106     1808       29500   SH            Sole               29500
Thermo Fisher Scientific Inc          COM     883556102     2000       44485   SH            Sole               44485
Transdigm Group Inc                   COM     893641100      335        3500   SH            Sole                3500
Union Pacific Corp                    COM     907818108      212        2000   SH            Sole                2000
Universal Display Corp                COM     91347p105      242        6600   SH            Sole                6600
Varian Med Systems Inc                COM     92220p105     1510       22500   SH            Sole               22500
Xylem Inc                             COM     98419m100     2442       95050   SH            Sole               95050